Income Tax - Summary of Income Tax Recognized in Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Deferred income tax Related to remeasurement of defined benefit plans	$ 1,808	$ 55,346	$ (51,217)	$ 73,637
Effect of tax rate changes	2,312	70,755
Income tax recognized in other comprehensive income	$ 4,120	$ 126,101	$ (51,217)	$ 73,637